Organization and Principal Activities (Details) - Schedule of Condensed Consolidated Balance Sheets Information (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Parent [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	3,300,000	3,300,000
Ordinary shares, shares outstanding	3,300,000	3,300,000
Parent [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	96,700,000	96,700,000
Ordinary shares, shares outstanding	23,100,500	23,100,500
Consolidated [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	3,300,000	3,300,000
Ordinary shares, shares outstanding	3,300,000	3,300,000
Consolidated [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	96,700,000	96,700,000
Ordinary shares, shares outstanding	23,100,500	23,100,500
VIE [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	96,700,000	96,700,000
Ordinary shares, shares outstanding	23,100,500	23,100,500
Elimination [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	96,700,000	96,700,000
Ordinary shares, shares outstanding	23,100,500	23,100,500